Stock-Based Compensation - Restricted Stock and Restricted Stock Units - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation
Stock compensation expense	$ 4,400	$ 5,056	$ 374	$ 4,545
Restricted Stock and Restricted Stock Units
Stock-Based Compensation
Restricted stock awards granted, shares		193,000
Weighted average grant date fair value per share		$ 29.65
Number of restricted stock awards and units vested		0
Number of restricted stock awards and units forefeited		0
Stock compensation expense		$ 100
Unrecognized employee stock-based compensation		$ 5,600
Weighted-average recognition period employee stock based compensation		3 years 9 months 18 days